Segments - Gross Premiums Written by Major Classes of Business Within Each Underwriting Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Gross premiums written	$ 4,403.1	$ 3,579.0	$ 3,018.1
Insurance
Segment Reporting Information [Line Items]
Gross premiums written	3,538.5	2,960.4	2,413.0
Insurance | Property
Segment Reporting Information [Line Items]
Gross premiums written	1,279.6	988.1	632.9
Insurance | Marine
Segment Reporting Information [Line Items]
Gross premiums written	785.7	673.4	542.7
Insurance | Asset Backed Finance & Portfolio Credit
Segment Reporting Information [Line Items]
Gross premiums written	399.2	293.3	201.8
Insurance | Aviation & Aerospace
Segment Reporting Information [Line Items]
Gross premiums written	339.5	371.8	297.4
Insurance | Political Risk, Violence & Terror
Segment Reporting Information [Line Items]
Gross premiums written	204.2	221.7	127.5
Insurance | Energy
Segment Reporting Information [Line Items]
Gross premiums written	192.5	172.1	119.5
Insurance | Cyber
Segment Reporting Information [Line Items]
Gross premiums written	82.9	69.9	101.7
Insurance | Other Insurance
Segment Reporting Information [Line Items]
Gross premiums written	254.9	170.1	389.5
Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	864.6	618.6	605.1
Reinsurance | Property Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	832.9	596.8	555.9
Reinsurance | Retro & Whole Account
Segment Reporting Information [Line Items]
Gross premiums written	$ 31.7	$ 21.8	$ 49.2